Intangible Assets - Aggregate Amortization (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	$ (3,286)
Year Two	(3,083)
Year Three	(2,811)
Year Four	(2,811)
Year Five	(2,811)
Thereafter	(15,291)
Total	(30,093)	$ (31,736)
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within One Year	(3,286)
Year Two	(3,083)
Year Three	(2,811)
Year Four	(2,811)
Year Five	(2,811)
Thereafter	(15,291)
Total	$ (30,093)	$ (31,736)	$ (35,022)